Leases (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of recognised finance lease as assets by lessee [line items]
Rent expense	$ 199,700	$ 126,500	$ 79,700
Anta Agreement [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Rent expense	$ 41,100	$ 9,800	$ 4,500